Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Inventory

	December 31
	2012	2011
	$ in thousands
Components:
For manufacturing of systems, net*	31,409	43,084
For servicing of systems	26,675	31,869

	58,084	74,953
Work in process	9,933	9,189
Finished products	25,837	20,967

	93,854	105,109

Adjustments in Inventory
*	The changes in the inventory write-down provision are as follows:

	Year ended December 31
	2012		2011	2010
	$ in thousands
Balance at beginning of year	6,959		1,386	3,160
Additional provision made during the year	10,982	*	6,743
Provision utilized upon disposal of inventories	(6,774)		(1,170)	(1,774)

Balance at end of year	11,167		6,959	1,386

*	Included in write-down of inventories of $14,255,000.